Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) - MXN ($) $ in Thousands	Jun. 30, 2022	May 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 64,932,217		$ 76,506,447	$ 41,535,969	$ 39,989,781
Customers	159,990,300		101,259,081
Sundry debtors	39,382,372		37,034,460
Investments in joint ventures and associates	2,127,646		2,254,952
Mexican Government bonds	107,318,721		109,124,514
Other assets	43,426,250		40,787,153
Suppliers	(274,454,400)		(264,056,358)
Accounts and accrued expenses payable	(49,213,065)		(32,015,808)
Debt	(1,819,881,615)	$ (1,984,689)	(2,211,701,630)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	9,770,736		12,473,967
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	448,961		448,949
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(25,011,493)		(13,636,086)
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	10,219,697		12,922,916
Cash and cash equivalents	64,932,217		76,506,447
Customers	159,990,300		101,259,081
Officials and employees	4,043,878		3,752,692
Sundry debtors	39,382,372		37,034,460
Investments in joint ventures and associates	2,127,646		2,254,952
Notes receivable	1,492,843		1,646,290
Mexican Government bonds	111,276,363		110,855,356
Other assets	3,486,723		4,537,481
Financial assets not measured at fair value	386,732,341		337,846,759
Financial liabilities measured at fair value	(25,011,493)		(13,636,086)
Suppliers	(274,454,400)		(264,056,358)
Accounts and accrued expenses payable	(49,213,065)		(32,015,808)
Leases	(54,554,432)		(59,351,648)
Debt	(2,160,198,565)		(2,249,695,894)
Financial liabilities not measured at fair value	(2,538,420,462)		(2,605,119,708)
Carrying amount [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	9,770,736		12,473,967
Financial liabilities measured at fair value	(25,011,493)		(13,636,086)
Carrying amount [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	448,961		448,949
Carrying amount [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	64,932,217		76,506,447
Customers	159,990,300		101,259,081
Officials and employees	4,043,878		3,752,692
Sundry debtors	39,382,372		37,034,460
Investments in joint ventures and associates	2,127,646		2,254,952
Notes receivable	1,492,843		1,646,290
Mexican Government bonds	111,276,363		110,855,356
Other assets	3,486,723		4,537,481
Financial assets not measured at fair value	386,732,341		337,846,759
Carrying amount [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	9,770,736		12,473,967
Carrying amount [member] | Derivatives [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	9,770,736		12,473,967
Carrying amount [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	448,961		448,949
Carrying amount [member] | Equity instruments [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	448,961		448,949
Carrying amount [member] | Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Suppliers	(274,454,400)		(264,056,358)
Accounts and accrued expenses payable	(49,213,065)		(32,015,808)
Leases	(54,554,432)		(59,351,648)
Debt	(2,160,198,565)		(2,249,695,894)
Financial liabilities not measured at fair value	(2,538,420,462)		(2,605,119,708)
Carrying amount [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(25,011,493)		(13,636,086)
Carrying amount [member] | Derivative liabilities [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(25,011,493)		(13,636,086)
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Debt	(1,819,881,615)		(2,211,701,630)
Level 2 [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	9,770,736		12,473,967
Level 2 [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	448,961		448,949
Level 2 [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(25,011,493)		(13,636,086)
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Mexican Government bonds	$ 107,318,721		$ 109,124,514